Expense Example - Hartford Small Company HLS Fund	IA Year 1	IA Year 3	IA Year 5	IA Year 10	IB Year 1	IB Year 3	IB Year 5	IB Year 10
USD ($)	83	259	450	1,002	108	337	585	1,294